Issued capital and share premium (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Issued Capital and Share Premium

	Number of shares	Share capital	Share premium
	(Thousands of yen, except shares)
Authorized shares
As of January 1, 2016	35,400,000
As of December 31, 2016	35,400,000
Increase due to stock split(i)	35,400,000
As of December 31, 2017	70,800,000
As of December 31, 2018	70,800,000

Issued and fully paid shares
As of January 1, 2016	9,755,100	1,254,341	534,854
Issued during the year(ii)	104,500	27,640	30,345

As of December 31, 2016	9,859,600	1,281,981	565,199
Increase due to stock split(i)	10,188,700	—	—
Issued during the year(ii)	571,900	203,494	234,869

As of December 31, 2017	20,620,200	1,485,475	800,068
Issued during the year(ii)	198,000	47,349	58,952

As of December 31, 2018	20,818,200	1,532,824	859,020

(i)	This is due to the stock split of 1 share into 2 shares on September 1, 2017. In the above table, share numbers prior to September 1, 2017 have not been restated to reflect the stock split.
(ii)

This is due to the exercise of stock options. During the year ended December 31, 2018, the issued share capital and the share premium increased by ¥47,349 thousand (2017: ¥203,494 thousand) and ¥58,952 thousand (2017: ¥234,869 thousand), respectively, as a result of the issue of 198,000 (2017: 571,900) ordinary shares. The shares issued by the Group are non-par value ordinary shares and all outstanding shares have been fully paid in.

Summary of Treasury Shares

Treasury shares

	Number of shares	Treasury stock
Issued and fully paid shares
December 31, 2016	63	63
Acquired during the year	47	67
Increase due to stock split	110	—

As of December 31, 2017 and 2018	220	130